Income Taxes (Schedule Of Net Deferred Tax Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Abstract]
Other current assets	¥ 36,277	¥ 31,853
Other assets-Other	9,774	7,179
Other current liabilities	(132)	(293)
Other long-term liabilities	(25,847)	(7,228)
Net deferred tax assets	¥ 20,072	¥ 31,511